Cost of Services (Tables)	6 Months Ended
Jun. 30, 2026
Cost of Services [Abstract]
Schedule of Cost of Services
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Consultant fee	-	251,622
IT expenses	55,767	3,291,321
Others	48,874	120,114
Total	104,641	3,663,057